Trade Receivables, Net (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Jun. 30, 2023	Jun. 30, 2022	Jul. 01, 2021
Trade Receivables, Net
Trade Receivables	$ 89,000	$ 106,467	$ 101,064
Total Allowances	(1,483)	(1,528)	(2,365)
Trade Receivables, Net	87,517	104,939	98,699	$ 111,300
Allowance for Credit Losses
Trade Receivables, Net
Total Allowances	(413)	(235)	(557)
Sales Returns Reserve, Net
Trade Receivables, Net
Total Allowances	(1,128)	(1,470)	(1,898)
Customer Rebate and Discount Reserve
Trade Receivables, Net
Total Allowances	$ (58)	$ (177)	$ (90)